Expense Example	Dec. 31, 2025 USD ($)
Blue Chip Fund | Blue Chip Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 639
Expense Example, with Redemption, 3 Years	833
Expense Example, with Redemption, 5 Years	1,044
Expense Example, with Redemption, 10 Years	1,650
Blue Chip Fund | Blue Chip Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	920
Expense Example, with Redemption, 10 Years	1,807
Blue Chip Fund | Blue Chip Fund Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	177
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	963
Blue Chip Fund | Blue Chip Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	381
Expense Example, with Redemption, 10 Years	856
Blue Chip Fund | Blue Chip Fund Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	635
Expense Example, with Redemption, 10 Years	1,406
Blue Chip Fund | Blue Chip Fund Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	468
Expense Example, with Redemption, 10 Years	1,046
Blue Chip Fund | Blue Chip Fund Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	332
Expense Example, with Redemption, 10 Years	747
Bond Market Index Fund | Bond Market Index Fund Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
Bond Market Index Fund | Bond Market Index Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	154
Bond Market Index Fund | Bond Market Index Fund Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Bond Market Index Fund | Bond Market Index Fund Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
Capital Securities Fund | Capital Securities Fund Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
Diversified Real Asset Fund | Diversified Real Asset Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	496
Expense Example, with Redemption, 3 Years	751
Expense Example, with Redemption, 5 Years	1,025
Expense Example, with Redemption, 10 Years	1,808
Diversified Real Asset Fund | Diversified Real Asset Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,127
Diversified Real Asset Fund | Diversified Real Asset Fund Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
Diversified Real Asset Fund | Diversified Real Asset Fund Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
Global Listed Infrastructure Fund | Global Listed Infrastructure Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	1,140
Global Macro Fund | Global Macro Fund Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	257
Global Multi-Strategy Fund | Global Multi-Strategy Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	549
Expense Example, with Redemption, 3 Years	914
Expense Example, with Redemption, 5 Years	1,303
Expense Example, with Redemption, 10 Years	2,391
Global Multi-Strategy Fund | Global Multi-Strategy Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	807
Expense Example, with Redemption, 10 Years	1,768
Global Multi-Strategy Fund | Global Multi-Strategy Fund Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	854
Expense Example, with Redemption, 10 Years	1,898
International Equity Index Fund | International Equity Index Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	228
Expense Example, with Redemption, 10 Years	530
International Equity Index Fund | International Equity Index Fund Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
International Equity Index Fund | International Equity Index Fund Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
International Equity Index Fund | International Equity Index Fund Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	94
Expense Example, with Redemption, 5 Years	167
Expense Example, with Redemption, 10 Years	379
International Small Company Fund | International Small Company Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	639
Expense Example, with Redemption, 10 Years	1,423
International Small Company Fund | International Small Company Fund Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	333
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	1,282
Opportunistic Municipal Fund | Opportunistic Municipal Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	480
Expense Example, with Redemption, 3 Years	703
Expense Example, with Redemption, 5 Years	943
Expense Example, with Redemption, 10 Years	1,632
Opportunistic Municipal Fund | Opportunistic Municipal Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,044
Small-MidCap Dividend Income Fund | Small-MidCap Dividend Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	658
Expense Example, with Redemption, 3 Years	890
Expense Example, with Redemption, 5 Years	1,141
Expense Example, with Redemption, 10 Years	1,858
Small-MidCap Dividend Income Fund | Small-MidCap Dividend Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,066
Expense Example, with Redemption, 10 Years	2,095
Small-MidCap Dividend Income Fund | Small-MidCap Dividend Income Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,060
Small-MidCap Dividend Income Fund | Small-MidCap Dividend Income Fund Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	478
Expense Example, with Redemption, 3 Years	697
Expense Example, with Redemption, 5 Years	933
Expense Example, with Redemption, 10 Years	1,609
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	573
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	1,935
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	202
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,545
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	$ 883